Financial Instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	$ 11,178
Ending balance	9,170	$ 11,178
Liabilities at beginning of period	(3,159)
Liabilities at end of period	(2,513)	(3,159)
Level 3 of fair value hierarchy [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	119	143
Net change in fair value (unrealized)	(40)	35
Net purchases/ (issuances)	(13)	(59)
Transfer between Level 3 and Level 1	33
Ending balance	99	119
Level 3 of fair value hierarchy [member] | Investment In Debt And Equity Instruments [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	161	143
Net change in fair value (unrealized)	(43)	17
Net purchases/ (issuances)	80	1
Transfer between Level 3 and Level 1	0
Ending balance	198	161
Level 3 of fair value hierarchy [member] | Other financial liabilities [Member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Liabilities at beginning of period	(42)	0
Net change in fair value (unrealized)	3	18
Net purchases/ (issuances)	(93)	60
Transfer between Level 3 and Level 1	33
Liabilities at end of period	$ (99)	$ (42)